Accounts Receivable (Details) - Schedule of changes of allowance for doubtful accounts - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule of Changes of Allowance For Doubtful Accounts [Abstract]
Beginning balance	$ 3,066,937	$ 2,910,554
Reduction of bad debt allowance	(580,631)
Exchange difference	(288,910)	156,383
Ending balance	$ 2,197,396	$ 3,066,937